Share Based Compensation (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Share Based Compensation Expense [Abstract]
Research and development	$ 4,140	$ 348
Sales and marketing	1,007	64
General and administrative	1,135	42
Cost of revenues	95	34
Total stock-based compensation expense	$ 6,377	$ 488